Payments, by Government - UNITED STATES - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Government of the United States of America
Total		$ 758,350	$ 758,350
State of Nevada
Total	$ 218,048	$ 352,453	570,501
Humboldt County
Total	291,407		291,407
Eureka County
Total	$ 108,793		$ 108,793